UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

       Signature                       Place               Date of Signing

/S/ JONATHAN W. GIBSON           SHORT HILLS, NJ           APRIL 18, 2011
----------------------           ---------------          ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          23
                                                 -----------
Form 13F Information Table Value Total:          $ 198,833
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
BAKER HUGHES INC CMN              COM     057224107  18,358   250,000  SH            SOLE       No      X
CAMERON INTERNATIONAL CORP CMN    COM     13342B105  15,703   275,000  SH            SOLE       No      X
CANADIAN NATURAL RESOURCES CMN    COM     136385101   2,472    50,000  SH            SOLE       No      X
CLEAN ENERGY FUELS CORP CMN       COM     184499101   3,276   200,000  SH            SOLE       No      X
COMPLETE PRODUCTION SERVICES CMN  COM     20453E109   7,157   225,000  SH            SOLE       No      X
DAWSON GEOPHYSICAL CO. CMN        COM     239359102   2,194    50,000  SH            SOLE       No      X
DRESSER-RAND GROUP INC. CMN       COM     261608103  10,724   200,000  SH            SOLE       No      X
FLOTEK INDUSTRIES, INC. CMN       COM     343389102   2,103   250,000  SH            SOLE       No      X
HALLIBURTON COMPANY CMN           COM     406216101  17,444   350,000  SH            SOLE       No      X
HELMERICH & PAYNE INC. CMN        COM     423452101   6,869   100,000  SH            SOLE       No      X
LUFKIN INDS INC CMN               COM     549764108   9,347   100,000  SH            SOLE       No      X
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK  CMN               COM     637071101  19,818   250,000  SH            SOLE       No      X
PATTERSON-UTI ENERGY, INC.
  ORD CMN                         COM     703481101   7,348   250,000  SH            SOLE       No      X
PIONEER DRILLING CO. CMN          COM     723655106  11,040   800,000  SH            SOLE       No      X
PRECISION DRILLING CORP CMN       COM     74022D308  10,155   750,000  SH            SOLE       No      X
SCHLUMBERGER LTD CMN              COM     806857108  16,321   175,000  SH            SOLE       No      X
SUNCOR ENERGY INC. CMN            COM     867224107   6,726   150,000  SH            SOLE       No      X
SUPERIOR ENERGY SERVICES INC
  CMN                             COM     868157108   8,200   200,000  SH            SOLE       No      X
TESCO CORPORATION CMN             COM     88157K101   1,097    50,000  SH            SOLE       No      X
TESLA MOTORS, INC. CMN            COM     88160R101   2,775   100,000  SH            SOLE       No      X
WESTPORT INNOVATIONS INC CMN      COM     960908309   3,297   150,000  SH            SOLE       No      X
WEATHERFORD INTERNATIONAL LTD
  CMN                             COM     H27013103  11,300   500,000  SH            SOLE       No      X
CORE LABORATORIES N.V. CMN        COM     N22717107   5,109    50,000  SH            SOLE       No      X
                                                   ---------

                                                    198,833